Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	28,628,572
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 801,600,016.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,700.96
Offering Note	(a) Includes up to 4,200,000 shares that the underwriters have the option to purchase. (b) Calculated pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,571,428
Proposed Maximum Offering Price per Unit	28.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converted to Rule 457(a) under the Securities Act.